Due to Banks	12 Months Ended
Dec. 31, 2023
Categories of financial liabilities [abstract]
Due to Banks
15.
Due to banks

	2022	2023
Recorded at amortized cost:
Repurchase agreements	16,119	154
Time deposits of banks and other financial institutions	313	-

Total due to banks	16,432	154

As at 31 December 2022 and 2023, accrued interest of KZT 58 million and KZT 1 million, respectively, was included in due to banks.

Fair value of securities pledged as collateral of repurchase agreements, which were classified as due to banks as at 31 December 2022 and 2023, amounted to KZT 15,014 million and KZT 154 million, respectively.